Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

28. SEGMENT INFORMATION

FASB Codification 280 – "Segment Reporting" identifies operating segments as components of an enterprise which are evaluated regularly by the Corporation's Chief Operating Decision Maker, our Chief Executive Officer, in deciding how to allocate resources and assess performance. The Corporation has applied the aggregation criterion set forth in this codification to the results of its operations.

The Corporation's Banking segment consists of commercial and retail banking. The Banking segment is evaluated as a single strategic unit which generates revenues from a variety of products and services. The Banking segment generates interest income from its lending (including leases) and investing activities and is dependent on the gathering of lower cost deposits from its branch network or borrowed funds from other sources for funding its loans, resulting in the generation of net interest income. The Banking segment also derives revenues from other sources including gains on the sale in available for sale investment securities, gains on the sale of residential mortgage loans, service charges on deposit accounts, cash sweep fees, overdraft fees, BOLI income and interchange revenue associated with its Visa Check Card offering.

The Wealth Management segment has responsibility for a number of activities within the Corporation, including trust administration, other related fiduciary services, custody, investment management and advisory services, employee benefits and IRA administration, estate settlement, tax services and brokerage. Bryn Mawr Trust of Delaware and Lau Associates are included in the Wealth Management Segment of the Corporation since they have similar economic characteristics, products and services to those of the Wealth Management division of the Corporation.

The accounting policies of the Corporation are applied by segment in the following tables. The segments are presented on a pre-tax basis which is the way the Corporation evaluates business results.

The following table details the Corporation's segments.

Segment information for the years ended or as of December 31:

	2011			2010			2009
(dollars in thousands)	Banking	Wealth Management	Consolidated	Banking	Wealth Management	Consolidated	Banking	Wealth Management	Consolidated
Net interest income	$62,771	$7	$62,778	$52,141	$9	$52,150	$40,781	$12	$40,793
Less: loan loss provision	6,088	—	6,088	9,854	—	9,854	6,884	—	6,884

Net interest income after loan loss provision	56,683	7	56,690	42,287	9	42,296	33,897	12	33,909

Other income:
Fees for wealth management services	—	21,669	21,669	—	15,499	15,499	—	14,178	14,178
Service charges on deposit accounts	2,495	—	2,495	2,307	—	2,307	1,951	—	1,951
Loan servicing and other fees	1,824	—	1,824	1,626	—	1,626	1,387	—	1,387
Net gain on sale of loans	2,517	—	2,517	4,718	—	4,718	6,012	—	6,012
Net gain on sale of available for sale securities	1,783	—	1,783	2,472	—	2,472	1,923	—	1,923
Net gain on sale of trading securities	—	—	—	—	—	—	255	—	255
Net gain (loss) on sale of other real estate owned	(97)	—	(97)	(114)	—	(114)	6	—	6
BOLI income	462	—	462	266	—	266	—	—	—
Other operating income	3,481	16	3,497	2,636	(25)	2,601	2,703	55	2,758

Total other income	12,465	21,685	34,150	13,901	15,474	29,375	14,237	14,233	28,470

Other expenses:
Salaries & wages	20,016	8,068	28,084	17,804	7,025	24,829	15,578	6,697	22,275
Employee benefits	4,837	2,052	6,889	4,424	1,560	5,984	4,124	1,454	5,578
Occupancy & equipment	7,658	1,027	8,685	6,283	752	7,035	5,196	848	6,044
Amortization of intangible assets	324	1,166	1,490	176	308	484	—	308	308
Professional fees	2,156	155	2,311	1,975	165	2,140	1,791	217	2,008
Other operating expenses	12,064	2,003	14,067	16,286	1,227	17,513	9,307	1,022	10,329

Total other expenses	47,055	14,471	61,526	46,948	11,037	57,985	35,996	10,546	46,542

Segment profit	22,093	7,221	29,314	9,241	4,445	13,686	12,138	3,699	15,837
Intersegment (revenues) expenses*	(337)	337	—	(96)	96	—	(187)	187	—

Pre-tax segment profit after eliminations	$21,756	$7,558	$29,314	$9,145	$4,541	$13,686	$11,951	$3,886	$15,837

% of segment pre-tax profit after eliminations	74.2%	25.8%	100%	66.8%	33.2%	100%	75.5%	24.5%	100.0%

Segment assets (dollars in millions)	$1,740.4	$34.5	$1,774.9	$1,716.9	$14.9	$1,731.8	$1,225.9	$12.9	$1,238.8

Assets under management, administration, supervision and brokerage (dollars in millions)		$4,831.6			$3,412.9			$2,871.2

*	Intersegment revenues consist of rental payments, insurance commissions and management fees.